Segmental Information - Revenues From External Customers (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($) charter
Segment Reporting Information [Line Items]
Number of charterers | charter		4
Benchmark percentage of revenue for major customer	10.00%
The Cool Pool | Customer Concentration Risk | Revenues
Segment Reporting Information [Line Items]
Time and voyage charter revenues	$ 20,820	$ 0
Concentration risk, percentage	69.00%	0.00%
Nigeria LNG Ltd | Customer Concentration Risk | Revenues
Segment Reporting Information [Line Items]
Time and voyage charter revenues	$ 5,849	$ 18,444
Concentration risk, percentage	19.00%	40.00%
NFE Transport Partners LLC | Customer Concentration Risk | Revenues
Segment Reporting Information [Line Items]
Time and voyage charter revenues	$ 3,487	$ 0
Concentration risk, percentage	12.00%	0.00%
Major commodity trading company | Customer Concentration Risk | Revenues
Segment Reporting Information [Line Items]
Time and voyage charter revenues	$ 0	$ 7,910
Concentration risk, percentage	0.00%	17.00%
Major Japanese trading company | Customer Concentration Risk | Revenues
Segment Reporting Information [Line Items]
Time and voyage charter revenues	$ 0	$ 6,623
Concentration risk, percentage	0.00%	14.00%
Multinational oil and gas company | Customer Concentration Risk | Revenues
Segment Reporting Information [Line Items]
Time and voyage charter revenues	$ 0	$ 4,388
Concentration risk, percentage	0.00%	10.00%